Revenues and other income - Other Income (Details) - EUR (€) € in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2021	Jun. 30, 2020
Revenues and other income
Other income	€ 13,298	€ 14,059	€ 23,564	€ 22,802
Increase in other income			€ 800